Share-Based Payment	12 Months Ended
Dec. 31, 2025
Share-Based Payment [Abstract]
Share-based payment
18.	Share-based payment

Share data have been revised to give effect to the share split as explained in Note 4 b) (d).

a)	For the year ended December 31, 2025, the Group’s share-based payment arrangements were as follows:

Type of arrangement	Grant date	Quantity granted	Contract period	Vesting conditions
Employee stock options	May 14, 2015	15,886	10 years	Note 1
Employee stock options	May 14, 2015	8,344	10 years	Note 1
Employee stock options	April 14, 2016	398	10 years	Note 2
Employee stock options	April 14, 2016	2,383	10 years	Note 3
Employee stock options	April 7, 2017	1,799	10 years	Note 1
Employee stock options	March 11, 2019	185	10 years	Note 1
Employee stock options	March 11, 2019	185	10 years	Note 1
Employee stock options	March 11, 2019	185	10 years	Note 1
Employee stock options	October 4, 2019	185	10 years	Note 1
Employee stock options	January 9, 2020	185	10 years	Note 1
Employee stock options	March 9, 2020	185	10 years	Note 1
Employee stock options	April 27, 2020	83	10 years	Note 1
Employee stock options	July 31, 2020	3,318	10 years	Note 1
Employee stock options	November 2, 2020	2,489	10 years	Note 1
Employee stock options	May 3, 2021	1,660	10 years	Note 1
Employee stock options	July 1, 2021	185	10 years	Note 1
Employee stock options	July 1, 2021	185	10 years	Note 1
Employee stock options	July 1, 2021	185	10 years	Note 1
Employee stock options	September 1, 2021	83	10 years	Note 3
Employee stock options	February 10, 2022	185	10 years	Note 1
Employee stock options	February 10, 2022	536	10 years	Note 1
Employee stock options	February 10, 2022	367	10 years	Note 1
Employee stock options	February 10, 2022	1,660	10 years	Note 4
Employee stock options	June 10, 2022	535	10 years	Note 3
Employee stock options	June 10, 2022	653	10 years	Note 3
Employee stock options	June 21, 2022	1,751	10 years	Note 4
Employee stock options	May 31, 2023	150	10 years	Note 1
Employee stock options	May 31, 2023	509	10 years	Note 1
Employee stock options	May 31, 2023	527	10 years	Note 1
Employee stock options	July 31, 2023	751	10 years	Note 1
Employee stock options	July 31, 2023	278	10 years	Note 1
Employee stock options	July 31, 2023	1,362	10 years	Note 1
Employee stock options	August 21, 2023	553	10 years	Note 1
Employee stock options	January 1, 2024	111	10 years	Note 3
Employee stock options	January 1, 2024	278	10 years	Note 1
Employee stock options	January 1, 2024	111	10 years	Note 1
Employee stock options	September 1, 2024	1,245	10 years	Note 3
Type of arrangement	Grant date	Quantity granted	Contract period	Vesting conditions
Employee stock options	September 1, 2024	56	10 years	Note 1
Employee stock options	November 20, 2024	3,574	10 years	Note 1
Employee stock options	December 2, 2025	9,000	10 years	Note 4
Restricted stocks to employees	January 1, 2024	231	4 years	Note 6, 10
Restricted stocks to employees	September 1, 2024	88	4 years	Note 6, 10
Restricted stocks to employees	November 20, 2024	110	6 months	Note 7, 10
Restricted stocks to employees	November 20, 2024	438	6 months	Note 7, 10
Restricted shares to employees	February 10, 2025	1,073	4 years	Note 6, 10
Restricted shares to employees	May 1, 2025	2,042	1 years	Note 8, 10
Restricted shares to employees	December 2, 2025	11,355	-	Note 9, 10

Note 1:	Twenty-five percent of the shares subject to the option shall vest on the one-year anniversary of the vesting commencement date. For the remaining seventy-five percent, one forty-eighth of the shares subject to the option shall vest each month thereafter on the same day of the month as the vesting commencement date, subject to participant continuing to be a service provider through each such date.

Note 2:	All of the shares subject to the option shall vest on the one-year anniversary of the vesting commencement date, subject to participant continuing to be a service provider through each such date.

Note 3:	One-third of the shares subject to the option shall vest on the one-year anniversary of the vesting commencement date, and one-third of the shares subject to the option shall vest each year thereafter on the anniversary of the vesting commencement date, subject to participant continuing to be a service provider through each such date.

Note 4:	Single tranche and cliff; fully vested on the earlier of (a) the date of the next AGM (presumably late 2026) or (b) December 2, 2026 (one-year anniversary)

Note 5:	All shares subject to the option shall vest immediately.

Note 6:	Twenty-five percent of the shares subject to the Agreement shall vest upon the completion of five months from the date of the Agreement. For the remaining seventy-five percent of the shares subject to the Agreement shall vest in thirty-six equal monthly installments commencing upon the completion of five months from the date of the Agreement.

Note 7:	All shares subject to the Agreement shall vest upon the completion of six months from the date of the Agreement.

Note 8:	All shares subject to the Agreement shall vest in two installments, with 50% vesting after four months and the remaining 50% vesting on December 31,2025.

Note 9:	All shares subject to the Agreement shall vest in full on December 2, 2025.

Note 10:	The restricted shares issued by the company cannot be transferred during the vesting period, but voting right and dividend right are not restricted on these stocks.

The share-based payment arrangements above are settled by equity.

b)	Details of the share-based payment arrangements are as follows:

	2024
Stock options	No. of options	Weighted-average exercise price
Options outstanding at January 1	36,107	65.196139
Options granted	5,375	203.774536
Options exercised	(1,519)	15.094163
Options forfeited	(692)	201.972966
Options outstanding at December 31	39,271	83.679889
Options exercisable at December 31	32,825
	2025
Stock options	No. of options	Weighted-average exercise price
Options outstanding at January 1	39,271	83.679889
Options granted	9,000	5.560000
Options forfeited	(22,347)	33.000042
Options outstanding at December 31	25,924	100.121485
Options exercisable at December 31	13,889

	2024	2025
Restricted stocks	No. of restricted stocks	No. of restricted stocks
Restricted stocks granted but not yet vested at January 1	-	636
Restricted stocks granted	867	14,470
Restricted stocks vested	(231)	(15,106)
Restricted stocks granted but not yet vested at December 31	636	—

c)	The expiry date and exercise price of stock options outstanding at balance sheet date are as follows:

		December 31, 2024		December 31, 2025
Grant date	Expiration Date	Quantity	Exercise price	Quantity	Exercise price
May 14, 2015	May 13, 2025	15,886	3.575621	-	-
May 14, 2015	May 13, 2025	1,192	3.575621	-	-
April 14, 2016	April 13, 2026	398	3.575621	398	3.575621
April 7, 2017	April 6, 2027	1,472	57.120609	1,472	57.120609
March 11, 2019	March 10, 2029	185	88.501194	185	88.501194
March 11, 2019	March 10, 2029	185	88.501194	-	-
October 4, 2019	October 3, 2029	185	112.882436	185	112.882436
January 9, 2020	January 8, 2030	185	88.501194	185	88.501194
July 31, 2020	July 30, 2030	3,318	134.323144	2,765	134.323144
November 2, 2020	November 1, 2030	2,489	112.882436	-	-
May 3, 2021	May 2, 2031	1,660	134.323144	1,660	134.323144
July 1, 2021	June 30, 2031	185	141.863902	-	-
July 1, 2021	June 30, 2031	185	141.863902	185	141.863902
July 1, 2021	June 30, 2031	185	88.501194	185	88.501194
February 10, 2022	February 9, 2032	185	88.501194	185	88.501194
February 10, 2022	February 9, 2032	536	141.863902	351	141.863902
February 10, 2022	February 9, 2032	367	141.863902	-	-
February 10, 2022	February 9, 2032	1,660	141.863902	1,162	141.863902
May 31, 2023	May 30, 2033	150	134.323144	-	-
May 31, 2023	May 30, 2033	370	141.863902	185	141.863902
May 31, 2023	May 30, 2033	527	141.863902	416	141.863902
July 31, 2023	July 30, 2033	751	180.345276	695	180.345276
July 31, 2023	July 30, 2033	278	180.345276	278	180.345276
July 31, 2023	July 30, 2033	1,362	180.345276	1,279	180.345276
January 1, 2024	December 31, 2033	111	134.323144	111	134.323144
January 1, 2024	December 31, 2033	278	180.345276	139	180.345276
January 1, 2024	December 31, 2033	111	180.345276	111	180.345276
September 1, 2024	August 31, 2034	1,245	180.345276	1,245	180.345276
September 1, 2024	August 31, 2034	56	180.345276	56	180.345276
November 20, 2024	November 19, 2034	3,574	217.000232	3,491	217.000232
December 2, 2025	December 1, 2035	-	-	9,000	5.560000
d)	The fair value of stock options granted on grant date is measured using the binomial model. Relevant information is as follow:

Type of Arrangement	Grant date	Stock price	Exercise price	Expected price volatility	Expected option life	Expected dividend	Risk-free interest rate	Fair value per unit
Employee stock options	May 14, 2015	7.969695	3.575621	40%	9.38	-	2.231%	4.398052~5.034948
Employee stock options	May 14, 2015	7.969695	3.575621	40%	7.80	-	2.231%	4.785398~5.304752
Employee stock options	April 14, 2016	8.668436	3.575621	44%	10.00	-	1.793%	5.096070
Employee stock options	April 14, 2016	8.668436	3.575621	44%	8.79	-	1.793%	5.227355~5.770760
Employee stock options	April 7, 2017	5.560450	57.120609	42%	7.84	-	2.383%	0.354795~0.382463
Employee stock options	March 11, 2019	30.544953	88.501194	39%	8.26	-	2.640%	6.166785~6.640750
Employee stock options	March 11, 2019	30.544953	88.501194	39%	8.93	-	2.640%	6.166785~6.616337
Employee stock options	March 11, 2019	30.544953	88.501194	39%	8.12	-	2.640%	6.273838~6.769141
Employee stock options	October 4, 2019	40.794235	112.882436	39%	8.82	-	1.530%	7.812732~8.422141
Employee stock options	January 9, 2020	48.814926	88.501194	40%	7.28	-	1.856%	13.917672~15.081516
Employee stock options	March 9, 2020	47.614914	112.882436	40%	7.75	-	0.543%	10.532830~11.407160
Employee stock options	April 27, 2020	47.495745	112.882436	45%	7.84	-	0.661%	12.571547~13.812607
Employee stock options	July 31, 2020	30.896855	134.323144	47%	7.84	-	0.529%	5.635858~6.118683
Employee stock options	November 2, 2020	30.769005	112.882436	49%	7.84	-	0.845%	7.153593~7.804956
Employee stock options	May 3, 2021	73.819320	134.323144	52%	7.88	-	1.600%	27.581995~31.297039
Employee stock options	July 1, 2021	73.830893	141.863902	53%	8.84	-	1.459%	26.184152~29.396479
Employee stock options	July 1, 2021	73.830893	141.863902	53%	7.84	-	1.459%	26.888318~30.849838
Employee stock options	July 1, 2021	73.830893	88.501194	53%	8.84	-	1.459%	31.187454~36.075746
Employee stock options	September 1, 2021	73.709192	141.863902	53%	9.00	-	1.295%	25.989394~27.712919
Employee stock options	February 10, 2022	74.480809	88.501194	53%	9.48	-	2.032%	31.860878~34.817868
Employee stock options	February 10, 2022	74.480809	141.863902	53%	8.84	-	2.032%	26.846003~30.277862
Employee stock options	February 10, 2022	74.480809	141.863902	53%	8.20	-	2.032%	27.326116~31.200474
Employee stock options	February 10, 2022	74.480809	141.863902	53%	9.40	-	2.032%	27.286152
Employee stock options	June 10, 2022	87.078757	88.501194	56%	10.00	-	3.158%	39.164202
Employee stock options	June 10, 2022	87.078757	22.730774	56%	10.00	-	3.158%	64.383788
Employee stock options	June 21, 2022	87.186353	57.120609	56%	10.00	-	3.278%	45.229901
Employee stock options	May 31, 2023	139.079065	134.323144	57%	9.06	-	3.646%	66.464097~78.315022
Employee stock options	May 31, 2023	139.079065	141.863902	57%	8.85	-	3.646%	63.192276~77.126403
Employee stock options	May 31, 2023	139.079065	141.863902	57%	7.85	-	3.646%	66.527027~81.592268
Employee stock options	July 31, 2023	138.753565	180.345276	57%	8.85	-	3.962%	59.907254~71.311159
Employee stock options	July 31, 2023	138.753565	180.345276	57%	7.85	-	3.962%	62.236390~75.671055
Employee stock options	July 31, 2023	138.753565	180.345276	57%	9.48	-	3.962%	59.916838~66.643845
Employee stock options	August 21, 2023	138.735482	217.000232	57%	7.84	-	4.341%	57.003248~70.411874
Employee stock options	January 1, 2024	138.843982	134.323144	44%	9.90	-	3.880%	59.003991~59.386273
Employee stock options	January 1, 2024	138.843982	180.345276	44%	9.48	-	3.880%	52.406279~56.862018
Employee stock options	January 1, 2024	138.843982	180.345276	44%	8.84	-	3.880%	52.406279~60.009787
Employee stock options	September 1, 2024	166.782762	180.345276	46%	8.17	-	3.890%	72.263971~80.672910
Employee stock options	September 1, 2024	166.782762	180.345276	46%	8.85	-	3.890%	70.440807~81.180329
Employee stock options	November 20, 2024	184.884198	217.000232	46%	7.84	-	4.405%	79.816302~93.158019
Employee stock options	December 2, 2025	5.560000	5.560000	41%	10.00		4.09%	3.263000

Note:	The volatility factor estimated was based on the historical share price movement of the comparable companies for the period of time close to the expected time to exercise.
e)	In 2024, the fair value of restricted stocks granted on grant date is measured using the discounted cash flow method, with relevant information is as follows. Since the TNL Mediagene ordinary shares commenced trading on NASDAQ on December 5, 2024, the fair value of restricted stock granted on the grant date in 2025 is measured based on the actual stock price.

Type of Arrangement	Grant date	Stock price	Exercise price	Perpetual growth rate	Expected life	Expected dividend	Discount rate	Fair value per unit
Restricted stocks to employees	January 1, 2024	138.843982	-	2.0%	4	-	10.8%	138.843982
Restricted stocks to employees	September 1, 2024	166.782762	-	2.0%	4	-	10.7%	166.782762
Restricted stocks to employees	November 20, 2024	184.884198	-	2.0%	0.5	-	10.7%	184.884198
Restricted stocks to employees	February 10, 2025	2.400000	-	-	4	-	-	2.400000
Restricted stocks to employees	May 1, 2025	0.380000	-	-	0.7	-	-	0.380000
Restricted stocks to employees	December 2, 2025	5.560000	-	-	-	-	-	5.560000

f)	Expenses incurred on share-based payment transactions related to employee stock options and restricted stocks are shown below:

	Year ended December 31,
	2023	2024	2025

Share based payments	$118,800	$250,952	$483,592